Interbank deposits and securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell

	12/31/2021			12/31/2020
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell (1)	168,937	774	169,711	239,848	87	239,935
Collateral held	54,187	774	54,961	63,087	87	63,174
Collateral repledge	103,968	—	103,968	150,591	—	150,591
Assets received as collateral with right to sell or repledge	22,139	—	22,139	20,367	—	20,367
Assets received as collateral without right to sell or repledge	81,829	—	81,829	130,224	—	130,224
Collateral sold	10,782	—	10,782	26,170	—	26,170
Interbank deposits	64,049	5,885	69,934	48,586	7,051	55,637
Voluntary investments with the Central Bank of Brazil	5,800	—	5,800	—	—	—

Total (2)	238,786	6,659	245,445	288,434	7,138	295,572

(1)
The amounts of R$ 9,266 (R$ 11,119 at 12/31/2020) are pledged in guarantee of operations on B3 S.A. - Brasil, Bolsa, Balcão (B3) and Central Bank of Brazil and the amounts of R$ 114,750 (R$ 176,760 at 12/31/2020) are pledged in guarantee of repurchase commitment transactions.

(2)	Includes losses in the amounts of R$ (15) (R$ (56) at 12/31/2020).